Utility Plant In Service (Tables)	12 Months Ended
Dec. 31, 2015
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

	As of December 31,
	2015	2014
	(In Thousands)
Production	$3,111,674	$2,862,579
Transmission	293,767	268,594
Distribution	1,371,029	1,323,190
General plant	216,124	203,660
Total utility plant in service	$4,992,594	$4,658,023

Reconciliation Of Asset Retirement Obligation Liability
The following is a reconciliation of the ARO legal liability year end balances:

	2015	2014
	(In Millions)
Balance as of January 1	$59.1	$41.4
Liabilities incurred	0.6	—
Liabilities settled	(2.5)	—
Revisions in estimated cash flows	(1.3)	15.4
Accretion expense	3.1	2.3
Balance as of December 31	$59.0	$59.1

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

	As of December 31,
	2015	2014
	(In Thousands)
Production	$3,111,674	$2,862,579
Transmission	293,767	268,594
Distribution	1,371,029	1,323,190
General plant	216,124	203,660
Total utility plant in service	$4,992,594	$4,658,023

Reconciliation Of Asset Retirement Obligation Liability
The following is a reconciliation of the ARO legal liability year end balances:

	2015	2014
	(In Millions)
Balance as of January 1	$59.1	$41.4
Liabilities incurred	0.6	—
Liabilities settled	(2.5)	—
Revisions in estimated cash flows	(1.3)	15.4
Accretion expense	3.1	2.3
Balance as of December 31	$59.0	$59.1